SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reflects the calculation of basic and diluted net income (loss) per share of common stock (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss) as adjusted	$ (235,380)	$ 1,015,702
Basic Weighted average shares outstanding common stock	9,182,858	26,851,000
Diluted Weighted average shares outstanding common stock	9,182,858	26,851,000
Basic net income (loss) per common stock	$ (0.03)	$ 0.04
Diluted net income (loss) per common stock	$ (0.03)	$ 0.04